UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Benjamin C. Bell, Jr.
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/08

Date of reporting period:  8/31/08

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)		August 31, 2008

Security Description	Shares	Value
COMMON STOCKS - 95.4%
Basic Resources - 3.9%
Innophos Holdings, Inc.	40,700	$1,525,843
Olympic Steel, Inc.	31,600	1,504,476
Scorpio Mining Corporation*f	806,300	675,840
		3,706,159
Business Services - 4.9%
American Ecology Corp.	51,100	1,658,706
Cornell Companies, Inc.*	111,400	3,022,282
		4,680,988
Chemicals - 1.0%
Stepan Co.	16,500	970,695
Consumer Merchandising - 4.3%
America's Car-Mart, Inc.*+	67,200	1,270,752
Ulta Salon, Cosmetics & Fragrances, Inc.*+	118,500	1,289,280
Wet Seal, Inc.*+	335,100	1,578,321
		4,138,353
Consumer Non Durables - 3.4%
Cal-Maine Foods, Inc.+	36,000	1,421,640
True Religion Apparel, Inc.*+	67,600	1,835,340
		3,256,980
Consumer Services - 2.7%
American Public Education, Inc.*	22,100	987,870
Omega Protein Corp.*	116,600	1,583,428
		2,571,298
Electronic Components - 2.6%
AuthenTec, Inc.*	186,400	1,514,500
Ramtron International Corp.*	295,900	1,032,691
		2,547,191
Electronic Technology - 3.0%
TransAct Technologies, Inc.*	153,400	1,879,150
Ultralife Batteries, Inc.*+	82,700	956,839
		2,835,989
Energy - 14.0%
Boots & Coots International Well Control, Inc.*	1,017,000	3,101,850
Brigham Exploration Co.*	147,800	2,005,646
Canadian Solar, Inc.*f	40,500	1,313,010
GreenHunter Energy, Inc.*+	81,400	1,286,120
National Coal Corp.*	110,000	915,200
Orleans Energy Ltd.*f	417,700	1,597,158
Pioneer Drilling Co.*	61,700	1,034,092
Rex Energy Corp.*	106,000	2,127,420
		13,380,496
Financial Services & Software - 4.4%
EZCORP, Inc.*	98,300	1,532,497
Portfolio Recovery Associates, Inc.*+	33,900	1,442,106
Westwood Holdings Group, Inc.+	25,902	1,245,886
		4,220,489
Healthcare Products - 2.4%
ATS Medical, Inc.*+	278,400	824,064
Cardiac Science Corp.*+	141,100	1,446,275
		2,270,339
Healthcare Services - 6.0%
American Caresource Holdings, Inc.*	88,000	710,160
HMS Holdings Corp.*	40,600	1,006,474
Kensey Nash Corp.*	41,800	1,505,218
LifeSciences Research, Inc.*	33,505	1,186,077
Transcend Services, Inc.*	108,400	1,379,932
		5,787,861
Healthcare Technology - 5.8%
Natus Medical, Inc.*	78,600	1,933,560
Optimer Pharmaceuticals, Inc.*	94,400	751,424
Vnus Medical Technologies, Inc.*	130,100	2,884,317
		5,569,301
Industrial - 14.0%
Capstone Turbine Corp.*+	641,072	1,743,716
China Architectural Engineering, Inc.*+	237,000	1,967,100
Hill International, Inc.*+	81,800	1,574,650
Jinpin International Ltd.f	35,500	1,218,715
Matrix Services Co.*	64,400	1,692,432
Metalico, Inc.*	128,400	1,653,792
North American Galvanizing & Coatings, Inc.*+	126,500	1,295,360
Powell Industries, Inc.*	28,600	1,263,548
Titan Machinery, Inc.*+	39,100	1,017,382
		13,426,695
Media - 3.9%
DG FastChannel, Inc.*	3,400	80,002
Global Traffic Network, Inc.*	277,600	2,637,200
RRsat Global Communications Network Ltd.f	71,900	992,939
		3,710,141
Technology Services & Software - 8.2%
Ness Technologies, Inc.*	128,600	1,602,356
Perficient, Inc.*+	94,000	746,360
Phoenix Technologies Ltd.*	116,400	1,285,056
Smith Micro Software, Inc.*	254,500	1,926,565
Vocus, Inc.*	33,700	1,201,405
Yucheng Technologies Limited*f+	89,300	1,117,143
		7,878,885
Telecommunications - 3.2%
Ceragon Networks Ltd.*f	173,400	1,536,324
Globecomm Systems, Inc.*	147,400	1,503,480
		3,039,804
Transportation - 7.7%
Celadon Group, Inc.*	182,200	2,344,914
Hawaiian Holdings, Inc.*	212,200	1,916,166
Paragon Shipping, Inc.f+	76,400	1,158,224
Star Bulk Carriers, Corp.f+	124,400	1,302,468
Westport Innovations*f	55,000	695,750
		7,417,522
TOTAL COMMON STOCKS (Cost $87,744,998)		91,409,186

EXCHANGE TRADED FUNDS - 1.2%
UltraShort Financials ProShares	9,400	1,096,886
TOTAL EXCHANGE TRADED FUNDS (Cost $1,250,913)		1,096,886

WARRANTS - 0.0%
GreenHunter Engery, Inc. Warrants, Strike price $0.01, Expiration 8/27/2011*	8,140	81
Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*	35,000	700
TOTAL WARRANTS (Cost $4,400)		781

	Principal
	Amount
SHORT TERM INVESTMENTS - 3.0%
United States Government Agency Issues - 3.0%
Federal Home Loan Bank Discount Note, 0.000%, 9/02/2008	$2,873,856	2,873,856
Variable Rate Demand Notes - 0.0%	Shares
SEI Daily Income Trust Treasury Fund - Class B	1,003	1,003
TOTAL SHORT TERM INVESTMENTS (Cost $2,874,859)		2,874,859
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 16.4%
Boston Global Investment Trust Enhanced Portfolio, L.P.	15,744,259	15,744,259
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $15,744,259)		15,744,259
Total Investments 116.0% (Cost $107,619,429)		111,125,971
Liabilities in Excess of Other Assets - (16.0)%		(15,316,856)
TOTAL NET ASSETS - 100.0%		$95,809,115

* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)	August 31, 2008

Security Description	Shares	Value
COMMON STOCKS - 100.1%
Basic Resources - 4.5%
Innophos Holdings, Inc.	14,700	$551,103
Olin Corp.+	16,600	446,706
Olympic Steel, Inc.	9,800	466,578
		1,464,387
Business Services - 2.9%
American Ecology Corp.	10,300	334,338
Geo Group, Inc.*+	27,400	606,362
		940,700
Chemicals - 1.2%
NewMarket Corp.	5,700	387,258
Consumer Merchandising - 7.0%
Aeropostale, Inc.*	9,800	341,628
America's Car-Mart, Inc.*+	23,000	434,930
Panera Bread Co.*+	13,500	725,490
Ulta Salon, Cosmetics & Fragrance, Inc.*	29,500	320,960
Wet Seal, Inc.*	98,200	462,522
		2,285,530
Consumer Non Durables - 7.0%
Cal-Maine Foods, Inc.+	13,300	525,217
Deckers Outdoor Corp.*	5,500	625,295
Phillips-Van Heusen Corp.	11,800	449,108
True Religion Apparel, Inc.*+	26,100	708,615
		2,308,235
Consumer Services - 4.9%
American Public Education, Inc.*	8,000	357,600
Bally Technologies, Inc.*	17,100	585,333
Strayer Education, Inc.	3,200	671,488
		1,614,421
Electronic Components - 2.8%
Microsemi Corp.*	33,800	929,500
Electronic Technology - 2.7%
F5 Networks, Inc.*	26,300	897,093
Energy - 17.7%
Boots & Coots International Well Control, Inc.*	221,800	676,490
Brigham Exploration Co.*	42,800	580,796
Canadian Solar, Inc.*f	14,600	473,332
Complete Production Services, Inc.*	24,400	721,020
EXCO Resources, Inc.*	13,600	360,128
Foundation Coal Holdings, Inc.	11,800	697,970
Goodrich Petroleum Corp.*	11,400	579,690
Pioneer Drilling Co.*	22,300	373,748
Rex Energy Corp.*	25,000	501,750
Unit Corp.*	12,800	866,944
		5,831,868
Financial Services & Software - 3.2%
EZCORP, Inc.*	33,900	528,501
Portfolio Recovery Associates, Inc.*+	12,200	518,988
		1,047,489
Healthcare Products - 8.2%
Haemonetics Corp.*	9,600	602,112
OSI Pharmaceuticals, Inc.*	11,000	555,500
Sequenom, Inc.*	11,800	268,214
United Therapeutics Corp.*	6,500	689,845
Wright Medical Group, Inc.*	19,300	594,247
		2,709,918
Healthcare Services - 4.8%
Eclipsys Corp.*+	27,200	606,832
Kensey Nash Corp.*	14,400	518,544
Parexel International Corp.*	13,800	438,426
		1,563,802
Healthcare Technology - 3.2%
Natus Medical, Inc.*	28,000	688,800
Vnus Medical Technologies, Inc.*	16,900	374,673
		1,063,473
Industrial - 12.5%
Capstone Turbine Corp.*+	209,803	570,664
China Architectural Engineering, Inc.*	56,900	472,270
CIRCOR International, Inc.	5,700	343,482
Hill International, Inc.*	22,200	427,350
Jinpin International Ltd.f	13,800	473,754
Kaydon Corporation+	7,000	390,110
Lindsay Corporation	6,200	507,842
Metalico, Inc.*	47,500	611,800
Powell Industries, Inc.*	6,900	304,842
		4,102,114
Media - 0.1%
DG FastChannel, Inc.*	1,200	28,236
Technology Services & Software - 6.8%
Ness Technologies, Inc.*	36,600	456,036
Smith Micro Software, Inc.*	68,600	519,302
Sohu.com, Inc.*	4,500	338,850
Vocus, Inc.*	12,300	438,495
Websense, Inc.*	20,600	466,384
		2,219,067
Telecommunications - 1.5%
Ceragon Networks Ltd.*f	56,394	499,651
Transportation - 9.1%
DryShips, Inc.f+	4,600	337,824
Genesee & Wyoming, Inc.*	24,300	1,045,143
Hawaiian Holdings, Inc.*	73,300	661,899
Old Dominion Freight Line, Inc.*	19,200	638,784
Werner Enterprises, Inc.	14,100	321,621
		3,005,271
TOTAL COMMON STOCKS (Cost $31,711,823)		32,898,013

EXCHANGE TRADED FUNDS - 1.2%
UltraShort Financials ProShares	3,300	385,077
TOTAL EXCHANGE TRADED FUNDS (Cost $439,150)		385,077

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.8%
Boston Global Investment Trust Enhanced Portfolio, L.P.	5,212,566	5,212,566
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $5,212,566)		5,212,566
Total Investments 117.1% (Cost $37,363,539)		38,495,656
Liabilities in Excess of Other Assets - (17.1)%		(5,617,094)
TOTAL NET ASSETS - 100.0%		$32,878,562

* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Porfolio of Investments (Unaudited)		August 31, 2008

Security Description	Shares	Value
COMMON STOCKS - 84.7%
Basic Resources - 2.2%
Cleveland-Cliffs, Inc.	9,500	$961,590
Business Services - 1.5%
Correction Corp. of America*	24,900	662,340
Consumer Merchandising - 8.1%
AutoZone, Inc.*	4,900	672,427
Kohl's Corp.*	5,285	259,864
Panera Bread Co.*+	17,100	918,954
Under Armour, Inc.*+	16,800	566,328
Urban Outfitters, Inc.*	32,900	1,171,898
		3,589,471
Consumer Non Durables - 2.4%
Central European Distribution Corp.*	9,100	524,979
Phillips-Van Heusen Corp.	14,000	532,840
		1,057,819
Consumer Services - 3.7%
ITT Educational Services, Inc.*	8,800	782,408
Strayer Education, Inc.	4,200	881,328
		1,663,736
Defense - 2.8%
BE Aerospace, Inc.*	20,200	483,790
FLIR Systems, Inc.*	21,000	749,700
		1,233,490
Electronic Components - 4.5%
LSI Corporation*	94,000	625,100
Marvell Technology Group Ltd.*f	49,000	691,390
Microsemi Corp.*	24,300	668,250
		1,984,740
Electronic Technology - 3.4%
F5 Networks, Inc.*	27,900	951,669
MEMC Electronic Materials, Inc.*	11,600	569,444
		1,521,113
Energy - 17.2%
Complete Production Services, Inc.*	18,900	558,495
Continential Resources, Inc.*	18,500	928,145
Dresser-Rand Group, Inc.*	18,500	750,360
Frontier Oil Corp.	23,500	455,195
Key Energy Services, Inc.*	34,800	584,640
Massey Energy Co.	10,100	666,196
Nabors Industries Ltd.*f	20,800	740,480
Oil State International, Inc.*	10,000	556,300
Patriot Coal Corporation*	7,600	455,696
Petrohawk Energy Corp.*	22,200	768,342
Range Resources Corp.	11,800	547,756
Tesoro Corporation	34,300	636,265
		7,647,870
Financial Institutions - 2.6%
Janus Capital Group, Inc.	25,700	693,129
TCF Financial Corporation	30,500	480,375
		1,173,504
Financial Services & Software - 3.9%
Alliance Data Systems Corp.*	8,100	520,344
FactSet Research Systems, Inc.+	19,500	1,222,845
		1,743,189
Healthcare Products - 7.8%
Cephalon, Inc.*	9,000	689,580
Edwards Lifesciences Corp.*	14,700	870,387
St. Jude Medical, Inc.*	25,100	1,150,333
Varian Medical Systems, Inc.*	12,400	783,184
		3,493,484
Healthcare Services - 2.7%
Covance Inc.*	5,600	528,304
Omnicare, Inc.	21,300	686,925
		1,215,229
Healthcare Technology - 1.0%
Illumina, Inc.*	5,200	447,876

Industrial - 8.7%
AGCO Corp.*	13,100	807,353
Fastenal Co.	13,000	675,090
Flowserve Corp.	5,600	739,872
Fluor Corp.	7,100	568,923
Manitowoc Co., Inc.	21,100	531,298
Precision Castparts Corp.	5,200	536,952
		3,859,488
Technology Services & Software - 7.8%
McAfee, Inc.*	18,700	739,772
NetApp, Inc.*	20,900	532,532
Red Hat, Inc.*	62,400	1,310,400
Salesforce.com*	8,000	448,160
Sohu.com, Inc.*	5,900	444,270
		3,475,134
Transportation - 4.4%
Con-way, Inc.	6,700	328,970
JB Hunt Transport Services, Inc.	13,700	499,365
Kansas City Southern*	22,000	1,131,460
		1,959,795
TOTAL COMMON STOCKS (Cost $37,820,515)		37,689,868

EXCHANGE TRADED FUNDS - 1.4%
UltraShort Financials ProShares	5,400	630,126
TOTAL EXCHANGE TRADED FUNDS (Cost $673,497)		630,126

	Principal
	Amount
SHORT TERM INVESTMENTS - 4.6%
United States Government Agency Issues - 4.6%
Federal Home Loan Bank Discount Note, 0.000%, 9/02/2008	$2,047,897	2,047,897
Variable Rate Demand Notes - 0.0%	Shares
SEI Daily Income Trust Treasury Fund - Class B	454	454
TOTAL SHORT TERM INVESTMENTS (Cost $2,048,351)		2,048,351
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.3%
Boston Global Investment Trust Enhanced Portfolio, L.P.	2,793,798	2,793,798
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $2,793,798)		2,793,798
Total Investments 97.0% (Cost $43,336,161)		43,162,143
Assets in Excess of Other Liabilities - 3.0%		1,326,822
TOTAL NET ASSETS - 100.0%		$44,488,965

* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)	August 31, 2008

Security Description	Shares	Value
COMMON STOCKS - 97.1%
Basic Resources - 5.6%
Cleveland-Cliffs, Inc.	12,200	$1,234,884
Olin Corp.+	29,000	780,390
United States Steel Corp.+	8,700	1,157,709
		3,172,983
Consumer Merchandising - 7.6%
AutoZone, Inc.*	6,200	850,826
Kohl's Corp.*	6,756	332,193
Panera Bread Co.*+	19,800	1,064,052
Under Armour, Inc.*+	21,300	718,023
Urban Outfitters, Inc.*	38,200	1,360,684
		4,325,778
Consumer Non Durables - 2.4%
Central European Distribution Corp.*	11,600	669,204
Phillips-Van Heusen Corp.	17,900	681,274
		1,350,478
Consumer Services - 5.4%
Bally Technologies, Inc.*	26,000	889,980
ITT Educational Services, Inc.*	11,300	1,004,683
Strayer Education, Inc.	5,400	1,133,136
		3,027,799
Defense - 2.8%
BE Aerospace, Inc.*	25,700	615,515
FLIR Systems, Inc.*	26,700	953,190
		1,568,705
Electronic Components - 5.8%
LSI Corporation*	119,600	795,340
Marvell Technology Group, Inc.*f	67,800	956,658
Microsemi Corp.*	55,800	1,534,500
		3,286,498
Electronic Technology - 7.4%
Amazon.com, Inc.*	10,000	808,100
Cavium Networks, Inc.*	41,800	714,362
F5 Networks, Inc.*	40,600	1,384,866
First Solar, Inc.*	2,100	580,965
MEMC Electronic Materials, Inc.*	14,800	726,532
		4,214,825
Energy - 16.9%
Complete Production Services, Inc.*	24,200	715,110
Continental Resources, Inc.*	23,700	1,189,029
Dresser-Rand Group, Inc.*	23,800	965,328
Frontier Oil Corp.	29,900	579,163
Key Energy Services, Inc.*	44,400	745,920
Massey Energy Co.	12,900	850,884
Nabors Industries Ltd.*f	24,400	868,640
Oil States International, Inc.*	15,100	700,942
Patriot Coal Corporation*	10,600	589,678
Petrohawk Energy Corp.*	9,700	581,612
Range Resources Corp.	28,300	979,463
Tesoro Corporation	43,800	812,490
		9,578,259
Financial Institutions - 1.1%
TCF Financial Corporation	38,900	612,675
Financial Services & Software - 5.3%
Alliance Data Systems Corp.*	10,300	661,672
FactSet Research Systems, Inc.+	23,400	1,467,414
Mastercard, Inc.	3,600	873,180
		3,002,266
Healthcare Products - 10.1%
Celgene Corporation*	12,300	852,390
Cephalon, Inc.*	9,800	750,876
Edwards Lifesciences Corp.*	19,900	1,178,279
Johnson & Johnson	8,800	619,784
St. Jude Medical, Inc.*	29,100	1,333,653
Varian Medical Systems, Inc.*	15,900	1,004,244
		5,739,226
Healthcare Services - 2.6%
Covance, Inc.*	7,200	679,248
Omnicare, Inc.	24,900	803,025
		1,482,273
Healthcare Technology - 1.0%
Illumina, Inc.*	6,600	568,458
Industrial - 7.3%
AGCO Corp.*	16,700	1,029,221
Fastenal Co.	16,600	862,038
Flowserve Corp.	6,200	819,144
Fluor Corp.	9,000	721,170
Manitowoc Co., Inc.	26,900	677,342
		4,108,915
Technology Services & Software - 7.5%
McAfee, Inc.*	25,800	1,020,648
NetApp, Inc.*	26,700	680,316
Red Hat, Inc.*	68,100	1,430,100
Salesforce.com*	10,300	577,006
Sohu.com, Inc.*	7,500	564,750
		4,272,820
Telecommunications - 2.5%
Qualcomm, Inc.	26,600	1,400,490
Transportation - 5.8%
Celadon Group, Inc.*	49,100	631,917
Con-Way, Inc.	8,600	422,260
JB Hunt Transport Services, Inc.	17,600	641,520
Kansas City Southern*	30,500	1,568,615
		3,264,312
TOTAL COMMON STOCKS (Cost $55,129,084)		54,976,760

EXCHANGE TRADED FUNDS - 1.4%
UltraShort Financials ProShares	6,900	805,161
TOTAL EXCHANGE TRADED FUNDS (Cost $860,579)		805,161

	Principal
	Amount
SHORT TERM INVESTMENTS - 4.4%
United States Government Agency Issues - 4.4%
Federal Home Loan Bank Discount Note, 0.000%, 9/02/2008	$2,495,875	2,495,875
Variable Rate Demand Notes - 0.0%	Shares
SEI Daily Income Trust Treasury Fund - Class B	1,248	1,248
TOTAL SHORT TERM INVESTMENTS (Cost $2,497,123)		2,497,123
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.8%
Boston Global Investment Trust Enhanced Portfolio, L.P.	4,972,680	4,972,680
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $4,972,680)		4,972,680
Total Investments 111.7% (Cost $63,459,466)		63,251,724
Liabilities in Excess of Other Assets - (11.7)%		(6,616,692)
TOTAL NET ASSETS - 100.0%		$56,635,032

* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$107,679,948	$ 37,369,667	$ 43,428,099	$ 63,606,009

Gross unrealized appreciation	8,608,529	1,951,570	936,115	1,344,508
Gross unrealized depreciation	(5,162,506)	(825,581)	(1,202,071)	(1,698,793)
Net unrealized appreciation	$ 3,446,023	$ 1,125,989	$ (265,956)	$ (354,285)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of August 31, 2008.  These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	8/31/2008	(Level 1)	(Level 2)	(Level 3)

Micro Cap Portfolio	$111,125,971	$108,251,334	$2,874,637	$ -

Small Cap Portfolio	$ 38,495,656	$ 38,495,656	$ -	$ -

Mid Cap Portfolio	$ 43,162,143	$ 41,114,246	$2,047,897	$ -

Growth Portfolio	$ 63,251,724	$ 60,755,849	$2,495,875	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)   /s/ Benjamin C. Bell, Jr.
                                                   Benjamin C. Bell, Jr., President & Treasurer

Date    September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Benjamin C. Bell, Jr.
                                                  Benjamin C. Bell, Jr., President & Treasurer

Date    September 25, 2008